Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2020-1

Class A-1 1.21395% Asset Backed Notes

Class A-2A 1.10% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.11% Asset Backed Notes

Class B 1.48% Asset Backed Notes

Class C 1.59% Asset Backed Notes

Class D 1.80% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2020-1, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A, as the Trust Collateral Agent, dated as of March 11, 2020. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	08/01/2021
Monthly Period Ending:	08/31/2021
Prev. Distribution/Close Date:	08/18/2021
Distribution Date:	09/20/2021
Days of Interest for Period:	33
Days in Collection Period:	31
Transaction Month:	18

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	50,820	02/04/2020	03/11/2020	$979,421,115

Total	50,820			$979,421,115

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$534,029,622

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	8,407,829
	{3}	Collections on Receivables paid off during period	{3}	12,630,868
	{4}	Receivables becoming Liquidated Receivables during period	{4}	1,636,944
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	1

	{7}	Total Monthly Principal Amounts		{7}	22,675,642

{8}	End of period Aggregate Principal Balance			{8}	$511,353,980

{9}	Pool Factor			{9}	52.2098178%

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{10}	Original Note Balance	{10}	$191,000,000	$177,780,000	$70,000,000	$215,470,000	$71,010,000

{11}	Beginning of period Note Balance	{11}	$0	$0	$0	$206,008,675	$71,010,000

{12}	Noteholders’ Principal Distributable Amount	{12}	0	0	0	19,330,985	0
{13}	Noteholders’ Accelerated Principal Amount	{13}	0	0	0	0	0
{14}	Aggregate Principal Parity Amount	{14}	0	0	0	0	0
{15}	Matured Principal Shortfall	{15}

{16}	End of period Note Balance	{16}	$0	$0	$0	$186,677,690	$71,010,000

{17}	Note Pool Factors	{17}	0.0000000%	0.0000000%	0.0000000%	86.6374391%	100.0000000%

			Class C	Class D	Class E	TOTAL
			$88,140,000	$86,670,000	$23,020,000	$923,090,000

{18}	Beginning of period Note Balance	{18}	$88,140,000	$86,670,000	$23,020,000	$474,848,675

{19}	Noteholders’ Principal Distributable Amount	{19}	0	0	0	19,330,985
{20}	Noteholders’ Accelerated Principal Amount	{20}	0	0	0	0
{21}	Aggregate Principal Parity Amount	{21}	0	0	0	0
{22}	Matured Principal Shortfall	{22}				0

{23}	End of period Note Balance	{23}	$88,140,000	$86,670,000	$23,020,000	$455,517,690

{24}	Note Pool Factors	{24}	100.0000000%	100.0000000%	100.0000000%	49.3470507%

CALCULATION OF STEP-DOWN AMOUNT:

{25}	Ending Pool Balance	{25}		$511,353,980
{26}	14.75 % of Ending Aggregate Principal Balance	{26}	75,424,712
{27}	Less Specified Reserve Balance	{27}	(19,588,422)
{28}	Sum of {26} and {27}	{28}	55,836,290
{29}	Required Pro Forma Note Balance {25} - {28}	{29}		455,517,690

{30}	Beginning Note Balance	{30}	474,848,675
{31}	Total Monthly Principal Amount	{31}	(22,675,642)
{32}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{32}		452,173,033

{33}	Excess of Required Pro-forma over Pro-forma Balance	{33}		3,344,657
{34}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($4,897,106)	{34}		3,344,657
{35}	Step-Down Amount Lesser of {33} or {34}	{35}			$3,344,657

CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{36}	Total Monthly Principal Amounts	{36}	$22,675,642
{37}	Step-down Amount	{37}	(3,344,657)
{38}	Principal Distributable Amount	{38}		$19,330,985

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{39}	Class A - 1	$0	0	1.213950%	33	Actual days/360	0
{40}	Class A - 2A	$0	0	1.10000%	30	30/360	0
{41}	Class A - 2B	$0	0	0.35000%	33	Actual days/360	0
{42}	Class A - 3	$206,008,675	0	1.11000%	30	30/360	190,559
{43}	Class B	$71,010,000	0	1.48000%	30	30/360	87,579
{44}	Class C	$88,140,000	0	1.59000%	30	30/360	116,786
{45}	Class D	$86,670,000	0	1.80000%	30	30/360	130,005
{46}	Class E (1)	$23,020,000	0	0.00000%	30	30/360	0

(1)	Prior to the 24th distribution date, interest will accrue at 0.00%. From and after the 24th distribution date, if on the 24th distribution date target OC is met, interest will accrue at 1.90%, otherwise interest will accrue at 0.00%.

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{47}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	21,038,697
{48}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	5,394,130
{49}	Liquidation Proceeds collected during period (net of Fees)	{49}	1,120,277
{50}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51}	Investment Earnings - Collection Account	{51}	595
{52}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	417
{53}	Collection of Supplemental Servicing - Extension Fees	{53}	76,277
{54}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{54}	79,803
{55}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	77,837
{56}	Total Available Funds	{56}		27,788,033

Distributions:
{57}	Base Servicing Fee	{57}	1,001,306
{58}	Repo and Recovery Fees - reimbursed to Servicer	{58}	79,803
{59}	Bank Service Charges - reimbursed to Servicer	{59}	0
{60}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	77,837
{61}	Trustee and Trust Collateral Agent Fees	{61}	425
{62}	Asset Representations Reviewer Fee	{62}	0
{63}	Owner Trustee Fee	{63}	208
{64}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{66}	0
{67}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{67}	190,559
{68}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{68}	0
{69}	Class B Noteholders’ Interest Distributable Amount	{69}	87,579
{70}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0
{71}	Class C Noteholders’ Interest Distributable Amount	{71}	116,786
{72}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0
{73}	Class D Noteholders’ Interest Distributable Amount	{73}	130,005
{74}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	0
{75}	Class E Noteholders’ Interest Distributable Amount	{75}	0
{76}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{76}	0
{77}	Noteholders’ Principal Distributable Amount	{77}	19,330,985
{78}	To the Reserve Account, the Reserve Account Deposit	{78}	0
{79}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{79}	0
{80}	Add’l fees (Trustee, ARR, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{80}	0
{81}	To the Certificateholders, the aggregate amount remaining	{81}	6,772,540
{82}	Total Distributions	{82}		$27,788,033

CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{83}	Class A	$206,008,675	$511,353,980	$0	$26,437,895	$0
{84}	Class B	277,018,675	511,353,980	0	26,350,316	0
{85}	Class C	365,158,675	511,353,980	0	26,233,530	0
{86}	Class D	451,828,675	511,353,980	0	26,103,525	0
{87}	Class E	474,848,675	511,353,980	0	26,103,525	0

CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

{88}	Excess Available Funds	{88}	$6,772,540
{89}	Pro-Forma Note Balance (Calculated after Step-Down)	{89}	455,517,690
{90}	Required Pro Forma Note Balance	{90}	455,517,690
{91}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{91}	0
{92}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{92}		$0

RECONCILIATION OF RESERVE ACCOUNT:

				Current
{93}	Specified Reserve Balance			$19,588,422

{94}	Beginning of period Reserve Account balance	{94}		$19,588,422

{95}	The Reserve Account Deposit, from Collection Account	{95}	0
{96}	Investment Earnings	{96}	417
{97}	Investment Earnings - transferred to Collection Account Available Funds	{97}	(417)
{98}	Reserve Account Withdrawal Amount	{98}	0

{99}	End of period Reserve Account balance	{99}		$19,588,422

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100}	Aggregate Principal Balance	{100}	$511,353,980
{101}	End of Period Note Balance	{101}	455,517,690
{102}	Overcollateralization	{102}	55,836,290
{103}	Overcollateralization %	{103}		10.92%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{104}	Original Number of Receivables	{104}	50,820	0
{105}	Beginning of period number of Receivables	{105}	0	29,936
{106}	Number of Receivables becoming Liquidated Receivables during period	{106}	2,333	119
{107}	Number of Receivables becoming Purchased Receivables during period	{107}	56	0
{108}	Number of Receivables paid off during period	{108}	19,462	848
{109}	End of period number of Receivables	{109}	28,969	28,969

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{110}	Weighted Average APR of the Receivables	{110}	12.79%	12.70%	12.70%
{111}	Weighted Average Remaining Term of the Receivables	{111}	64.00	49.57	48.65
{112}	Weighted Average Original Term of Receivables	{112}	71.00	71.00	71.00
{113}	Average Receivable Balance	{113}	$19,272	$17,839	$17,652
{114}	Net Losses in Period	{114}	$0	$488,307	$516,667
{115}	Aggregate Realized Losses	{115}	$0	$16,350,613	$16,867,280
{116}	Aggregate Realized Loss Percentage	{116}		1.669%	1.722%
{117}	ABS Prepay Speed	{117}		1.7958	1.6301

DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{118}	31-60 days	{118}	1,382	$26,613,576	4.98%
{119}	61-90 days	{119}	265	4,746,679	0.89%
{120}	91-120 days	{120}	110	1,200,587	0.22%
{121}	Total	{121}	1,757	$32,560,842	6.09%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{122}	Receivables with Scheduled Payment delinquent 61 days or more	{122}	$5,947,266	1.11%

{123}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 6.90% )	{123}		Yes

EXTENSIONS

{124}	Principal Balance of Receivables extended during current period	{124}	$14,415,622
{125}	Beginning of Period Aggregate Principal Balance	{125}	534,029,622
{126}	Extension Rate {124} divided by {125}	{126}		2.70%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	September 15, 2021